EARNING PER SHARE	12 Months Ended
Jun. 30, 2021
EARNING PER SHARE
EARNING PER SHARE

10.    EARNING PER SHARE

	06/30/2021	06/30/2020	06/30/2019
Numerator
(Loss) profit for the year (basic EPS)	(6,870,163)	3,359,175	(18,369,045)
(Loss) profit for the year (diluted EPS)	(6,870,163)	3,359,175	(18,369,045)
Denominator
Weighted average number of shares (basic EPS)	39,218,632	36,120,447	30,478,390
Weighted average number of shares (diluted EPS)	39,218,632	36,416,988	30,478,390

Basic (loss) gain attributable to ordinary equity holders of the parent	(0.1752)	0.0930	(0.6027)
Diluted (loss) gain attributable to ordinary equity holders of the parent	(0.1752)	0.0922	(0.6027)

The 27,116,174 shares issued to Bioceres LLC on March 14, 2019, in exchange for its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas, together with the 119,443 shared issued to exercise the Bioceres Semillas’ tag along and the 862,500 shares received by Bioceres LLC from the original founders of Union Acquisition Corp., were considered retrospectively in the EPS calculations. The denominators used in the EPS calculation assume those events have occurred at the beginning of the earliest period presented.

Diluted earnings per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all dilutive potential shares. The Group has three categories of dilutive potential shares, warrants, share-based incentives, and Convertible notes.

For the year ended June 30, 2021 and 2019 diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.

Warrants outstanding were not included in the diluted EPS calculations for the years ended June 30, 2020 because the average market price of ordinary shares during the periods did not exceed the exercise price of the warrants. However, on August 24, 2020, the Company completed an offer to exchange any and all of its 24,200,000 outstanding warrants and consistently issued 2,601,954 shares in exchange for the warrants tendered.  See Note 7.16.

Convertible notes outstanding were not included in the diluted EPS calculations for the year ended June 30, 2020 because its interest (net of tax and other changes in income or expense) per ordinary share obtainable on conversion exceeds basic earnings per share.

The stock options were included in the diluted EPS calculation for the year ended June 30, 2020 only for the tranches in which the average market price of ordinary shares during the periods was higher than the assumed proceeds per option. See Note 19.